Schedule of Investments (unaudited) March 31, 2020	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 92.4%

Brazil — 3.9%
Banco do Brasil SA(a)	178,965	$955,771
Notre Dame Intermedica Participacoes SA	119,425	1,026,447
XP, Inc., Class A(a)	36,191	698,124

		2,680,342

Canada — 5.1%
Rogers Communications, Inc., Class B	83,527	3,486,375

China — 6.1%
Ping An Insurance Group Co. of China Ltd., Class H	258,500	2,524,579
Wuxi Biologics Cayman, Inc.(a)(b)	133,000	1,697,988

		4,222,567

France — 8.7%
Airbus SE	22,310	1,438,591
AXA SA	67,310	1,139,690
Schneider Electric SE	15,777	1,333,518
Ubisoft Entertainment SA(a)	28,887	2,111,381

		6,023,180

Germany — 6.5%(a)
Knorr-Bremse AG	30,420	2,674,405
MorphoSys AG	18,593	1,790,233

		4,464,638

Iceland — 2.4%
Marel HF(b)	426,459	1,656,659

India — 0.9%
IndusInd Bank Ltd.	136,471	638,650

Italy — 3.1%
Intesa Sanpaolo SpA	1,335,678	2,161,209

Japan — 14.1%
FANUC Corp.	25,400	3,394,096
Recruit Holdings Co. Ltd.	97,400	2,515,967
Sony Corp.	64,800	3,838,336

		9,748,399

Netherlands — 5.6%
Heineken NV	30,538	2,591,575
Koninklijke DSM NV	11,432	1,285,973

		3,877,548

Portugal — 1.1%
Banco Comercial Portugues SA, Class R(a)	6,957,214	781,913

South Korea — 2.4%
LG Chem Ltd.	6,649	1,646,835

Security	Shares	Value

Spain — 2.4%
Masmovil Ibercom SA(a)	105,274	$1,661,056

Switzerland — 3.6%
Roche Holding AG	7,594	2,443,309

Taiwan — 1.3%
Sea Ltd., ADR(a)(c)	20,792	921,293

United Kingdom — 10.5%
Burberry Group plc	197,384	3,208,425
Unilever NV	81,777	4,019,445

		7,227,870

United States — 14.7%
Cadence Design Systems, Inc.(a)	25,094	1,657,208
Marvell Technology Group Ltd.	61,363	1,388,644
Mondelez International, Inc., Class A	37,023	1,854,112
ON Semiconductor Corp.(a)	113,795	1,415,610
PayPal Holdings, Inc.(a)	25,251	2,417,531
Viavi Solutions, Inc.(a)	122,566	1,373,965

		10,107,070

Total Common Stocks — 92.4% (Cost: $75,383,337)		63,748,913

Preferred Stocks — 4.1%

Germany — 4.1%
Volkswagen AG (Preference)	24,548	2,827,847

Total Preferred Stocks — 4.1% (Cost: $4,750,385)		2,827,847

Total Long-Term Investments — 96.5% (Cost: $80,133,722)		66,576,760

Short-Term Securities — 2.2%(d)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	1,244,311	1,244,311
SL Liquidity Series, LLC, Money Market Series, 0.88%(e)	282,351	282,266

Total Short-Term Securities — 2.2% (Cost: $1,526,497)		1,526,577

Total Investments — 98.7% (Cost: $81,660,219)		68,103,337

Other Assets Less Liabilities — 1.3%		890,667

Net Assets — 100.0%		$68,994,004

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International V.I. Fund

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	2,069,868	—	(825,557)	1,244,311	$1,244,311	$3,233		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	—	282,351	—	282,351	282,266	65	(c)	(969)	80

					$1,526,577	$3,298		$(969)	$80

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$2,680,342	$—	$—	$2,680,342
Canada	3,486,375	—	—	3,486,375
China	—	4,222,567	—	4,222,567
France	—	6,023,180	—	6,023,180
Germany	—	4,464,638	—	4,464,638

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International V.I. Fund

	Level 1	Level 2	Level 3	Total
Iceland	$—	$1,656,659	$—	$1,656,659
India	—	638,650	—	638,650
Italy	—	2,161,209	—	2,161,209
Japan	—	9,748,399	—	9,748,399
Netherlands	—	3,877,548	—	3,877,548
Portugal	—	781,913	—	781,913
South Korea	—	1,646,835	—	1,646,835
Spain	—	1,661,056	—	1,661,056
Switzerland	—	2,443,309	—	2,443,309
Taiwan	921,293	—	—	921,293
United Kingdom	—	7,227,870	—	7,227,870
United States	10,107,070	—	—	10,107,070
Preferred Securities(a)	—	2,827,847	—	2,827,847
Short-Term Securities	1,244,311	—	—	1,244,311

Subtotal	$18,439,391	$49,381,680	$—	$67,821,071

Investments Valued at NAV(b)				282,266

Total Investments				$68,103,337

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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